SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Monthly Dividend Real Estate Fund

Schedule of Investments (unaudited)
March 31, 2006
	Shares or Principal Amount		Value
Common Stocks 99.0%
Apartments 16.0%
American Campus Communities	68,975	shs.	$1,787,142
Archstone-Smith Trust	31,858		1,553,715
BRE Properties	35,132		1,967,392
Home Properties	106,305		5,432,186
Post Properties	17,720		788,540
United Dominion Realty Trust	104,400		2,979,576
			14,508,551
Commercial Finance 1.2%
Newcastle Investment	45,470		1,087,642

Diversified 7.6%
Colonial Properities Trust	27,133		1,360,177
Crescent Real Estate Equities	102,278		2,154,997
Spirit Finance	277,370		3,383,914
			6,899,088
Health Care 9.6%
Cogdell Spencer	106,741		2,275,718
Health Realty Trust	85,296		3,188,365
Nationwide Health Properties	78,625		1,690,437
Senior Housing Properties Trust	84,329		1,526,355
			8,680,875
Industrial 2.8%
EastGroup Properties	27,368		1,298,338
First Potomac Realty Trust	45,074		1,273,341
			2,571,679
Lodging/Resorts 7.1%
Highland Hospitality	125,375		1,593,516
Hospitality Properties Trust	76,206		3,327,916
Winston Hotels	129,914		1,477,122
			6,398,554
Manufactured Homes 2.4%
Sun Communities	61,405		2,170,667

Office 21.1%
Brandywine Realty Trust	99,354		3,155,483
CarrAmerica Realty	10,294		459,215
Equity Office Properties Trust	78,476		2,635,224
Highwoods Properties	96,585		3,257,812
HRPT Properties	139,816		1,641,440
Maguire Properties	86,432		3,154,768
Parkway Properties	53,012		2,315,564
Reckson Associates Realty	55,447		2,540,582
			19,160,088
Office/Industrial 3.9%
Duke Realty	92,577		3,513,297

Regional Malls 11.6%
Glimcher Realty	128,905		3,660,902
Simon Properties Group	81,941		6,894,516
			10,555,418
Self Storage 4.5%
Extra Space Storage	51,746		889,514
Sovran Self Storage	23,495		1,296,924
U-Store-It Trust	94,005		1,894,201
			4,080,639
Shopping Centers 9.8%
Heritage Properties Investment Trust	92,715		3,670,587
New Plan Excel Realty Trust	148,159		3,843,244
Pennsylvania Real Estate Investment Trust	31,716		1,395,504
			8,909,335
Specialty 1.4%
Entertainment Properties Trust	31,139		1,307,215

Total Common Stocks			89,843,048

Repurchase Agreement 0.7%
State Street Bank 4.06%, dated 3/30/2006, maturing 4/3/2006, in the amount of $656,222 collateralized by: $675,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $672,469	$656,000		656,000

Total Investments 99.7%			90,499,048

Other Assets Less Liabilities 0.3%			235,611

Net Assets 100.0%			$90,734,659

The cost of investments for federal income tax purposes was $76,926,947. The tax basis gross appreciation and depreciation of portfolio securities were $14,066,991 and $494,890, respectively. Net appreciation was $13,572,101.

Security Valuation -Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.